Loans Receivable (including Covered Loans) - Schedule of Covered Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 9,823,270	$ 8,882,920
Discount balance related to acquired loans	(2,738)	(34,483)
FDIC Indemnification Asset Movement Analysis
Balance at beginning of period	36,860	64,615
Additions	(1,795)	1,795
FDIC Indemnification Asset, Payments Made (Received)	(720)	(2,502)
Amortization	(18,588)	(27,850)
Accretion	518	802
Balance at end of period	16,275	36,860
South Valley Bancorp, Inc.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Acquired receivables, estimated uncollectible			$ 9,900
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 75,909	$ 213,203